Derivative Financial Instruments and Hedge Accounting - Summary of Interest Rate Benchmark Reform (Details) - 12 months ended Dec. 31, 2021 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark Reform	The USD LIBOR interest rate will be replaced by the Secured Overnight Financing Rate (“SOFR”) based on actual transactions. In the case of KRW, the Korean government bond/monetary stabilization bond RP rate has been finally decided as the Risk-Free Reference Rate (“RFR”) and will replace the Certificate of Deposit (“CD”) rate in the mid to long-term. Within the corresponding hedging relationship of related significant interest rate benchmark, the Group assumed that the spread to be changed on the RFR basis including SOFR would be similar to that included in the interest rate swap used as a hedging instrument, and no other changes were assumed.
KRW CD 3M
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark	CD#3M
Carrying Amount of Non-derivative Assets | ₩	₩ 3,123,388
Carrying Amount of Non-derivative Liabilities | ₩	2,470,123
Notional amount of hedging instruments | ₩	₩ 5,690,000
USD LIBOR 3M
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark	USD#LIBOR#3M
Carrying Amount of Non-derivative Assets		$ 2,695
Carrying Amount of Non-derivative Liabilities		2,829
Notional amount of hedging instruments		5,511
USD LIBOR 6M
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark	USD#LIBOR#6M
Carrying Amount of Non-derivative Assets		224
Carrying Amount of Non-derivative Liabilities		0
Notional amount of hedging instruments		$ 225